UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2022

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

Freedom 100 Emerging Markets ETF

Semi-Annual Report

March 31, 2022

FREEDOM 100 EMERGING MARKETS ETF

FREEDOM 100 EMERGING MARKETS ETF

Tabular Presentation of Schedule of Investments

As of March 31, 2022 (Unaudited)

Freedom 100 Emerging Markets ETF

Sector[1]	% Net Assets
Financials	21.6%
Manufacturing	17.7%
Information Technology	12.4%
Materials	10.5%
Mining, Quarrying, and Oil and Gas Extraction	7.5%
Consumer Discretionary	7.4%
Consumer Staples	5.8%
Industrials	4.7%
Telecommunication Services	4.1%
Health Care	2.6%
Energy	2.6%
Finance and Insurance	1.5%
Utilities	0.8%
Other [2]	0.8%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	Cash, cash equivalents, short-term investments and other assets less liabilities.

Freedom 100 Emerging Markets ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 97.8%

Brazil - 6.0%
464,076	B3 S.A. - Brasil Bolsa Balcao	$1,529,359
31,035	Banco Santander Brasil S.A. ADR (a)	238,969
233,223	Magazine Luiza S.A.	335,552
76,930	Natura & Co. Holding S.A.	421,406
46,982	Rede D’Or Sao Luiz S.A.	494,584
63,096	Suzano S.A.	732,203
362,255	Vale S.A.	7,267,850
124,288	WEG S.A.	911,070
		11,930,993
Chile - 21.2%
47,740,486	Banco de Chile	5,111,412
57,469	Banco de Credito e Inversiones S.A.	2,070,359
1,413,070	Cencosud S.A.	2,783,755
73,161	Cia Cervecerias Unidas S.A. ADR	1,094,489
58,467,291	Cia Sud Americana de Vapores S.A.	6,314,884
8,411,732	Colbun S.A.	689,894
1,212,060	Empresas CMPC S.A.	2,244,498
392,783	Empresas COPEC S.A.	3,244,903
1,942,712	Falabella S.A.	6,209,617
146,288	Sociedad Quimica y Minera de Chile S.A. ADR	12,522,253
		42,286,064
Indonesia - 4.8%
2,978,605	Adaro Energy Indonesia Tbk PT	557,873
10,598,853	Bank Central Asia Tbk PT	5,885,177
5,438,191	Barito Pacific Tbk PT	342,668
323,283	Chandra Asri Petrochemical Tbk PT	227,339
1,415,161	Charoen Pokphand Indonesia Tbk PT	556,704
92,222	Gudang Garam Tbk PT	202,904
579,625	Indah Kiat Pulp & Paper Tbk PT	318,819
3,853,524	Kalbe Farma Tbk PT	431,970
2,508,862	Merdeka Copper Gold Tbk PT (b)	791,307
4,772,118	Sarana Menara Nusantara Tbk PT	355,521
		9,670,282
Malaysia - 5.6%
1,225,474	Dialog Group Bhd	798,573
867,363	DiGi.Com Bhd	804,499
711,884	Genting Bhd	792,346
399,010	Hartalega Holdings Bhd	460,241
163,951	Hong Leong Bank Bhd	787,635
119,269	Kuala Lumpur Kepong Bhd	714,805
134,348	PPB Group Bhd	546,370
871,246	Press Metal Aluminium Holdings Bhd	1,284,672
3,806,181	Public Bank Bhd	4,227,330
1,650,204	Top Glove Corp Bhd	753,527
		11,169,998

The accompanying notes are an integral part of these financial statements.

Freedom 100 Emerging Markets ETF
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Shares		Value
Mexico - 3.1%
847,013	America Movil S.A.B. de C.V.	$897,263
46,804	Arca Continental S.A.B. de C.V.	317,651
27,764	Becle S.A.B. de C.V.	68,035
84,755	Cemex S.A.B. de C.V. ADR (b)	448,354
18,256	Fomento Economico Mexicano S.A.B. de C.V. ADR	1,512,510
79,346	Grupo Bimbo S.A.B. de C.V.	239,355
3,675	Grupo Elektra S.A.B. de C.V. (b)	238,079
171,065	Grupo Financiero Banorte S.A.B. de C.V.	1,288,535
99,699	Grupo Financiero Inbursa S.A.B. de C.V. (b)	208,521
169,472	Grupo Mexico S.A.B. de C.V.	1,011,805
		6,230,108
Philippines - 2.0%
26,456	Ayala Corp.	421,292
172,000	Bank of the Philippine Islands	331,070
178,082	BDO Unibank, Inc.	456,691
2,829	Globe Telecom, Inc.	138,867
114,781	International Container Terminal Services, Inc.	498,652
380,603	JG Summit Holdings, Inc.	450,883
27,434	Manila Electric Co.	198,074
200,070	Metropolitan Bank & Trust Co.	220,388
9,516	PLDT, Inc.	340,218
53,295	SM Investments Corp.	936,229
		3,992,364
Poland - 10.6%
90,350	Alior Bank S.A. (b)	985,910
55,587	Asseco Poland S.A.	1,066,958
198,805	Bank Polska Kasa Opieki S.A.	5,341,842
46,235	CCC S.A. (b)	654,723
69,635	CD Projekt S.A.	2,879,368
224,903	Cyfrowy Polsat S.A.	1,485,883
50,932	Dino Polska S.A. (b)	4,127,410
16,328	Kruk S.A.	1,212,432
1,177	LPP S.A.	3,212,992
4,681	TEN Square Games S.A.	218,578
		21,186,096
Republic of Korea - 15.9%
9,405	Celltrion, Inc.	1,330,794
11,510	Hyundai Motor Co.	1,714,084
24,956	Kakao Corp.	2,192,825
3,793	LG Chem Ltd.	1,664,846
834	LG Household & Health Care Ltd.	590,382
11,359	Naver Corp.	3,191,073
1,328	Samsung Biologics Co., Ltd. (b)	906,114
246,172	Samsung Electronics Co., Ltd.	14,136,027
3,761	Samsung SDI Co., Ltd.	1,849,392
43,671	SK Hynix, Inc.	4,251,622
		31,827,159

The accompanying notes are an integral part of these financial statements.

Freedom 100 Emerging Markets ETF
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Shares		Value
South Africa - 7.9%
42,376	AngloGold Ashanti Ltd. ADR	$1,003,887
13,353	Capitec Bank Holdings Ltd.	2,139,724
558,349	FirstRand Ltd.	2,960,157
90,610	Gold Fields Ltd. ADR	1,400,831
86,392	Impala Platinum Holdings Ltd.	1,330,422
196,931	MTN Group Ltd.	2,560,608
37,954	Northam Platinum Holdings Ltd. (b)	566,433
236,579	Sanlam Ltd.	1,168,931
238,605	Sibanye Stillwater Ltd.	976,464
141,927	Standard Bank Group Ltd.	1,769,073
		15,876,530
Taiwan - 17.9%
840,194	Cathay Financial Holding Co., Ltd.	1,891,437
535,509	Chunghwa Telecom Co., Ltd.	2,373,685
207,560	Delta Electronics, Inc.	1,945,094
124,397	Formosa Petrochemical Corp.	409,425
456,006	Formosa Plastics Corp.	1,695,012
708,319	Fubon Financial Holding Co., Ltd.	1,891,224
1,344,738	Hon Hai Precision Industry Co., Ltd.	4,975,035
159,746	MediaTek, Inc.	5,045,814
125,124	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,045,428
1,283,886	United Microelectronics Corp.	2,419,763
		35,691,917
Thailand - 2.8%
105,098	Advanced Info Service PCL	736,476
1,042,863	Bangkok Dusit Medical Services PCL	784,108
538,351	CP ALL PCL	1,052,416
106,863	Energy Absolute PCL	314,964
399,565	Gulf Energy Development PCL	615,871
160,572	Indorama Ventures PCL	224,559
110,948	Intouch Holdings PCL	259,435
235,563	Kasikornbank PCL	1,144,163
222,451	PTT Global Chemical PCL	339,530
33,839	Siam Makro PCL	40,454
		5,511,976
	TOTAL COMMON STOCKS (Cost $188,871,772)	195,373,487

PREFERRED STOCKS - 1.4%

Brazil - 1.4%
93,400	Banco Bradesco S.A.	433,376
413,063	Itau Unibanco Holding S.A.	2,358,590
	TOTAL PREFERRED STOCKS (Cost $2,362,723)	2,791,966

RIGHTS - 0.0% (c)

Republic of Korea - 0.0% (c)
57	Samsung Biologics Co., Ltd. (b)(d)	8,899
	TOTAL RIGHTS (Cost $6,526)	8,899

The accompanying notes are an integral part of these financial statements.

Freedom 100 Emerging Markets ETF
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Shares		Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%
211,696	First American Government Obligations Fund - Class X, 0.19% (e)	$211,696
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $211,696)	211,696

MONEY MARKET FUNDS - 4.1%
8,098,829	First American Government Obligations Fund - Class X, 0.19% (e)	8,098,829
	TOTAL MONEY MARKET FUNDS (Cost $8,098,829)	8,098,829

	TOTAL INVESTMENTS (Cost $199,551,546) - 103.4%	206,484,877
	Other Liabilities in Excess of Assets - (3.4%)	(6,724,057)
	TOTAL NET ASSETS - 100.0%	$199,760,820

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a)	This security or a portion of this security was out on loan as of March 31, 2022. Total loaned securities had a market value of $203,757 as of March 31, 2022.
(b)	Non-Income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	Value determined using significant unobservable inputs.
(e)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

FREEDOM 100 EMERGING MARKETS ETF

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2022 (Unaudited)

Freedom 100 Emerging Markets ETF
Assets:
Investments, at value	$206,484,877
Dividends and interest receivable	2,484,102
Foreign currencies, at value	2,334,709
Securities lending income receivable (Note 4)	275
Total assets	211,303,963
Liabilities:
Payable for investment securities purchased	11,270,024
Collateral received for securities loaned (Note 4)	211,696
Accrued investment advisory fees	61,423
Total liabilities	11,543,143
Net Assets	$199,760,820

Net Assets Consist of:
Capital stock	$191,147,695
Total distributable earnings (accumulated deficit)	8,613,125
Net Assets:	$199,760,820

Calculation of Net Asset Value Per Share:
Net Assets	$199,760,820
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	5,850,000
Net Asset Value per Share	$34.15

Cost of Investments	$199,551,546
Cost of Foreign Currency	$2,343,207

The accompanying notes are an integral part of these financial statements.

FREEDOM 100 EMERGING MARKETS ETF

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2022 (Unaudited)

Freedom 100 Emerging Markets ETF
Investment Income:
Dividend income (net of foreign withholding tax of $559,749)	$1,794,118
Securities lending income	331
Interest income	280
Total investment income	1,794,729

Expenses:
Investment advisory fees	285,018
Overdraft fees expense	315
Total expenses	285,333

Net investment income	1,509,396

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	1,429,368
Foreign currency	(53,702)
1,375,666
Net change in unrealized appreciation on:
Investments	3,836,017
Foreign currency	1,106,429
4,942,446
Net realized and unrealized gain on investments:	6,318,112
Net increase in net assets resulting from operations	$7,827,508

The accompanying notes are an integral part of these financial statements.

FREEDOM 100 EMERGING MARKETS ETF

STATEMENT OF CHANGES IN NET ASSETS

	Freedom 100 Emerging Markets ETF
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Increase in Net Assets from:
Operations:
Net investment income	$1,509,396	$1,159,885
Net realized gain gain on investments	1,375,666	1,913,237
Net change in unrealized appreciation on investments	4,942,446	2,544,598
Net increase in net assets resulting from operations	7,827,508	5,617,720

Distributions to Shareholders:
Net investment income	(1,572,895)	(638,438)
Net realized gain	(50,733)	-
Total distributions	(1,623,628)	(638,438)

Capital Share Transactions:
Proceeds from shares sold	101,220,300	80,506,651
Payments for shares redeemed	(8,473,925)	(5,102,910)
Transaction Fees (See Note 1)	197,087	172,596
Net increase in net assets from net change in capital share transactions	92,943,462	75,576,337
Total increase in net assets	99,147,342	80,555,619
Net Assets:
Beginning of period	100,613,478	20,057,859
End of period	$199,760,820	$100,613,478

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,050,000	800,000
Shares sold	3,050,000	2,400,000
Shares repurchased	(250,000)	(150,000)
Shares outstanding, end of period	5,850,000	3,050,000

The accompanying notes are an integral part of these financial statements.

FREEDOM 100 EMERGING MARKETS ETF

FINANCIAL HIGHLIGHTS

For the Period Ended March 31, 2022 (Unaudited)

	Net Asset Value, Beginning of Period	Net Investment Income (1)	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Transaction Fees (See Note 1)	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)	Net Investment Income(3)	Portfolio Turnover Rate(5)
Freedom 100 Emerging Markets ETF
Six Months Ended March 31, 2022 (Unaudited)	$32.99	0.43	1.17	1.60	(0.48)	(0.02)	(0.50)	0.06	$34.15	5.07%	$199,761	0.49%	2.59%	10.9%
Year Ended September 30, 2021	$25.07	0.82	7.33	8.15	(0.35)	-	(0.35)	0.12	$32.99	32.97%	$100,613	0.49%	2.49%	21.9%
Year Ended September 30, 2020	$25.33	0.34	(0.31)	0.03	(0.31)	-	(0.31)	0.02	$25.07	0.25%	$20,058	0.49%	1.40%	19.0%
May 23, 2019 (6) to September 30, 2019	$25.00	0.31	0.19	0.50	(0.20)	-	(0.20)	0.03	$25.33	2.11%	$12,663	0.49%	3.42%	0.3%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2022 (UNAUDITED)

NOTE 1 – ORGANIZATION

Freedom 100 Emerging Markets ETF (the “Fund”) is a series of the Alpha Architect ETF Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund commenced operations on May 23, 2019. The Fund is considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek to track the total return performance, before fees and expenses, of the Life + Liberty Freedom 100 Emerging Markets Index (the “Index”).

The Index was developed in 2017 by Life + Liberty Investments, LLC, the Fund’s index provider (the “Index Provider”). The Index consists of approximately 100 equity securities listed in emerging market countries that are determined based on quantified data covering 79 personal and economic freedom factors which are categorized into three main types of freedoms: the rights to life, liberty, and property. A quantitative model is used to weigh the countries based on human and economic freedom metrics, and securities within countries are then selected based upon market capitalization and liquidity metrics.

Shares of the Freedom 100 Emerging Markets ETF are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2022, the Fund did hold a security valued by an investment committee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of March 31, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Freedom 100 Emerging Markets ETF
Assets*
Common Stocks	$195,373,487	$-	$-	$195,373,487
Preferred Stocks	2,791,966	-	-	2,791,966
Rights	-	-	8,899	8,899
Investments Purchased with Proceeds from Securities Lending	211,696	-	-	211,696
Money Market Funds	8,098,829	-	-	8,098,829
Total Investments in Securities	$206,475,978	$-	$8,899	$206,484,877

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal year ended March 31, 2022, there were transfers between Levels 1 and 3. Transfers from Level 1 to Level 3 occurred because quoted prices were unavailable for the securities. Below is a reconciliation that details the activity of securities classified as Level 3 during the period ended March 31, 2022.

Freedom 100 Emerging Markets ETF
Rights
Value, Beginning of Period	$10,366
Purchases	6,526
Proceeds from Sales	(10,205)
Net Realized Gains (Losses)	-
Return of Capital	-
Change in Unrealized Appreciation (Depreciation)	2,212
Transfers In/(Out) of Level 3	-
Value, End of Year	$8,899

B.	Risks. Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The risks of investing in investment companies typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Funds become a shareholder of that investment company and bear their proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount they can invest in other ETFs, which may adversely affect the Funds’ ability to achieve their investment objective.

Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for various reasons.

The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

D.	Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended March 31, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended March 31, 2022, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended March 31, 2022, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

E.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income and from net realized gains on securities for the Fund are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

J.	Guarantees and Indemnifications. In the normal course of business, the Fund enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

K.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. No reclassifications were made for the fiscal period ended March 31, 2022.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

At a Board meeting held on October 26, 2020, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), approved the Advisory Agreement. Per the Advisory Agreement, the Fund pays an annual rate of 0.49% to the Adviser monthly based on average daily net assets. A description of the Board’s consideration was included in the Fund’s annual report dated September 30, 2021.

NOTE 4 – SECURITIES LENDING

On October 1, 2021, the Board approved the use of securities lending. The Fund may lend up to 33⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

As of the end of the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for the Fund were as follows:

	Value of	Payable for
	Securities	Collateral
	on Loan	Received*
Freedom 100 Emerging Markets ETF	$203,757	$211,696

*	The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) for the Fiscal Period

Freedom 100 Emerging Markets ETF	$331

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2022, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Freedom 100 Emerging Markets ETF	$72,042,225	$13,405,702

For the fiscal period ended March 31, 2022, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Freedom 100 Emerging Markets ETF	$41,244,175	$7,833,399

For the fiscal period ended March 31, 2022, short-term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Freedom 100 Emerging Markets ETF	$919,095	$842,478

There were no purchases or sales of U.S. Government securities during the period.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at March 31, 2022 were as follows:

Freedom 100 Emerging Markets ETF
Tax cost of Investments	$99,356,128
Gross tax unrealized appreciation	7,827,138
Gross tax unrealized depreciation	(6,304,853)
Net tax unrealized appreciation (depreciation)	$1,522,285
Undistributed ordinary income	836,255
Undistributed long-term gain	50,714
Total distributable earnings	886,969
Other accumulated gain (loss)	-
Total accumulated gain (loss)	$2,409,254

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal year ended September 30, 2021, the Fund did not defer any qualified late year losses.

At September 30, 2021, the Fund did not have any capital loss carryforwards.

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal period ended March 31, 2022 and fiscal year ended September 30, 2021 were as follows:

	Fiscal Period Ended March 31, 2022		Fiscal Year Ended September 30, 2021
	Ordinary Income	Realized Gain	Ordinary Income
Freedom 100 Emerging Markets ETF	$1,572,895	$50,733	$638,438

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

NOTE 8 – OTHER INFORMATION

Effective March 31, 2021, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Trustees of the Trust has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction closed at the end of the third quarter of 2021. Quasar remains the Fund’s distributor after the close of the transaction, as approved by the Board on September 15, 2021.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no transactions that occurred during the period subsequent to March 31, 2022, that materially impacted the amounts or disclosures in the Fund’s financial statements.

On April 19, 2022, the Board of Trustees approved the renaming of the Trust to EA Series Trust.

On April 19, 2022, the Board of Trustees approved a new officer of the Trust. As of April 21, 2022, Sean Hegarty is the Assistant Treasurer and Liquidity Risk Management Program Administrator for the EA Series Trust.

FREEDOM 100 EMERGING MARKETS ETF

EXPENSE EXAMPLE

MARCH 31, 2022 (UNAUDITED)

As a shareholder of the Freedom 100 Emerging Markets ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period October 1, 2021 to March 31, 2022” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized	Beginning Account Value	Ending Account Value	Expenses Paid During Period October 1, 2021 to
	Expense Ratio	October 1, 2021	March 31, 2022	March 31, 2022
Freedom 100 Emerging Markets ETF[1]
Actual	0.49%	$1,000.00	$1,050.70	$2.51
Hypothetical (5% annual return before expenses)	0.49%	1,000.00	1,022.49	2.47

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365, to reflect the one-half year period.

FREEDOM 100 EMERGING MARKETS ETF

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated the Chief Executive Officer of the Adviser as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the October 13, 2021, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended September 30, 2021. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Fund to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Fund’s ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

FREEDOM 100 EMERGING MARKETS ETF

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2021, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Freedom 100 Emerging Markets ETF	51.05%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2021 was as follows:

Freedom 100 Emerging Markets ETF	0.15%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the Fund was 0.00% (unaudited).

FOREIGN TAX CREDIT PASS THROUGH (UNAUDITED)

Pursuant to Section 853 of the Internal Revenue code, the Fund designates the following amounts as foreign taxes paid for the year ended September 30, 2021. Foreign taxes paid for financial statement purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
Freedom 100 Emerging Markets ETF	294,975	0.096713	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund.

FREEDOM 100 EMERGING MARKETS ETF

OFFICERS AND AFFILIATED TRUSTEE

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustee.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO / CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015. COO since 2014.	CCO / COO, Alpha Architect (Since 2015)

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present)	19	None
Chukwuemeka (Emeka) O. Oguh Born: 1983 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present)	19	None
Michael S. Pagano, Ph.D., CFA Born: 1962 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 - present); Associate Editor of The Financial Review (2009 - present); Advances in Quantitative Analysis of Finance and Accounting (2010 - present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 - present); Member of FINRA’s Market Regulation Committee (2009 - present)	19	None

FREEDOM 100 EMERGING MARKETS ETF

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted daily on its website at http://www.freedometfs.com/.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at http://www.freedometfs.com/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at http://www.freedometfs.com/.

PRIVACY POLICY (UNAUDITED)

Alpha Architect ETF Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser
Empowered Funds, LLC d/b/a EA Advisers
19 East Eagle Road
Havertown, PA 19083
Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bank Global Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Spicer Jeffries LLP
4601 DTC Boulevard, Suite 700
Denver, CO 80237

Legal Counsel
Practus, LLC 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211

Freedom 100 Emerging Markets ETF
Symbol – FRDM CUSIP – 02072L607

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	June 3, 2022

By (Signature and Title)*	/s/ John R. Vogel
John R. Vogel, Chief Financial Officer and Treasurer

Date	June 3, 2022

* Print the name and title of each signing officer under his or her signature.